Receivables - Allowance for Doubtful Accounts (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 16,099	$ 13,573	$ 11,524
Write-offs	(1,101)	(1,531)	(1,744)
Ending balance	14,733	16,099	13,573
Continuing Operations
Allowance for Doubtful Accounts Receivable [Roll Forward]
(Reversal of) provision for doubtful accounts	(265)	3,859	3,793
Discontinued Operations
Allowance for Doubtful Accounts Receivable [Roll Forward]
(Reversal of) provision for doubtful accounts	$ 0	$ 198	$ 0